Income taxes (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Tax effect from change in tax rate	$ 0	$ 4,245
Tax effect of Federal tax rate	787	0
Unrecognized deferred tax liabilities	76,800	76,600
Quebec [Member]
Statements Line Items
Tax effect from change in tax rate	$ 300	$ 300
Top of range [Member] | Quebec [Member]
Statements Line Items
Tax rate effect from change in tax rate	11.70%	11.80%
Top of range [Member] | UNITED STATES
Statements Line Items
Statutory tax rate		35.00%
Tax effect from change in tax rate		$ 4,200
Bottom of range [Member]
Statements Line Items
Tax effect from change in tax rate		$ 4,000
Bottom of range [Member] | Quebec [Member]
Statements Line Items
Tax rate effect from change in tax rate	11.50%	11.50%
Bottom of range [Member] | UNITED STATES
Statements Line Items
Statutory tax rate		21.00%